Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Receivables (Tables), Accounts receivables-net [Text Block]	Philips Group Accounts receivables-net in millions of EUR 2018 - 2019
	2018	2019
Diagnosis & Treatment	1,738	1,905
Connected Care	1,020	1,089
Personal Health	995	1,122
Other	53	163
Accounts receivable-net	3,805	4,280

Receivables (Tables), Aging analysis [Text Block]	Philips Group Aging analysis in millions of EUR 2018 - 2019
	2018	2019
current	3,222	3,591
overdue 1-30 days	228	251
overdue 31-180 days	270	333
overdue > 180 days	85	105
Accounts receivable-net	3,805	4,280

Receivables (Tables), Allowance for accounts receivable [Text Block]

Philips Group

Allowance for accounts receivable

in millions of EUR

2018 - 2019

	2018	2019
Balance as of January 1	215	194
Additions charged to expense	28	23
Deductions from allowance1)	(28)	(9)
Transfer to assets held for sale
Other movements	(21)	3
Balance as of December 31	194	211
1)Write-offs for which an allowance was previously provided.